Financial instruments	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about financial instruments [abstract]
Financial instruments	Financial instruments
i)Accounting classification and fair values
The following table shows the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.

		Carrying amount				Fair value
	Note	FVTPL	FVOCI	Amortized cost	Total	Level 1	Level 2	Level 3	Total
		$	$	$	$	$	$	$	$
(in $ millions)
June 30, 2026
Financial assets
Debt investments	3	1,852	1,239	499	3,590	882	1,948	261	3,091
Equity investments	3	272	—	—	272	116	—	156	272
Time deposits	3	—	—	1,055	1,055
Trade and other receivables		—	—	249	249
Loan receivables in the financial services segment		—	—	2,165	2,165
Other assets		1	—	286	287	—	1	—	1
Cash and cash equivalents	5	—	—	2,859	2,859
Total		2,125	1,239	7,113	10,477	998	1,949	417	3,364
Financial liabilities
Convertible notes		(310)	—	(1,085)	(1,395)	—	—	(310)	(310)
Bank loans		—	—	(374)	(374)
Lease liabilities		—	—	(264)	(264)
Warrant liabilities		(1)	—	—	(1)	(1)	—	—	(1)
Trade payables and other liabilities		(189)	(45)	(1,196)	(1,430)	—	—	(234)	(234)
Deposits from customers in the banking business		—	—	(2,513)	(2,513)
Total		(500)	(45)	(5,432)	(5,977)	(1)	—	(544)	(545)

		Carrying amount				Fair value
	Note	FVTPL	FVOCI	Amortized cost	Total	Level 1	Level 2	Level 3	Total
		$	$	$	$	$	$	$	$
(in $ millions)
December 31, 2025
Financial assets
Debt investments	3	1,322	154	971	2,447	182	1,172	122	1,476
Equity investments	3	390	—	—	390	244	—	146	390
Time deposits	3	—	—	1,557	1,557
Trade and other receivables		—	—	240	240
Loan receivables in the financial services segment		—	—	1,180	1,180
Other assets		—	—	246	246
Cash and cash equivalents	5	—	—	3,433	3,433
Total		1,712	154	7,627	9,493	426	1,172	268	1,866
Financial liabilities
Convertible notes (including embedded derivative)		(460)	—	(1,042)	(1,502)	—	—	(460)	(460)
Bank loans		—	—	(317)	(317)
Lease liabilities		—	—	(234)	(234)
Warrant liabilities		(8)	—	—	(8)	(8)	—	—	(8)
Trade payables and other liabilities		(99)	(49)	(1,096)	(1,244)	—	—	(148)	(148)
Deposits from customers in the banking business		—	—	(1,629)	(1,629)
Total		(567)	(49)	(4,318)	(4,934)	(8)	—	(608)	(616)
ii)Measurement of fair values
a)Valuation techniques and significant unobservable inputs
The following tables show the valuation techniques used in measuring Level 2 and Level 3 fair values for financial instruments in the statement of financial position, as well as the significant unobservable inputs used. The movement in fair value arising from reasonably possible changes to the significant unobservable inputs was assessed as not significant.

	Valuation technique	Significant unobservable inputs	Inter-relationship between significant unobservable inputs

Assets
Debt investments	Broker prices/ Income approach	Risk-adjusted discount rate using Income approach	The estimated fair value would decrease (increase) if the discount rates were higher (lower).
Equity Investments	Market comparison technique	Adjusted market multiple	The estimated fair value would increase (decrease) if the adjusted market multiple were higher (lower).
		Volatility rates	The estimated fair value would either increase or decrease if the volatility rate increases.

Liabilities

Put options issued to NCI for settlement in cash Put option issued to NCI to swap the shares in a GHL's subsidiary for a variable number of GHL's shares	Income approach Income approach	Probability attributed to achieving certain milestones Volatility rates Equity value of the subsidiary	The estimated fair value of the put liability would increase (decrease) if the probability attributed to achieving certain milestones were higher (lower).

The estimated fair value would increase
(decrease) if the expected volatility were
higher (lower).

The estimated fair value would decrease
(increase) if the equity value of the
subsidiary were higher (lower).

Embedded derivative within the convertible notes	Income approach	Volatility rates	The estimated fair value would increase (decrease) if the expected volatility were higher (lower).
b)Level 3 fair values
The following table shows a reconciliation from the opening balances to the ending balances for Level 3 fair values:

	Equity and debt investments	Put options issued to non-controlling interests	Embedded derivative of the Convertible Notes	Total
	$	$	$	$
(in $ millions)
At January 1, 2025	233	(146)	—	87
Net change in fair value (unrealized)
- Gain included in profit or loss	2	—	3	5
- Loss included in OCI	—	(6)	—	(6)
Net purchases/ (issuances)	10	(10)	(482)	(482)
Transfer between Level 3 and Level 1	(22)	—	—	(22)
At June 30, 2025	223	(162)	(479)	(418)
At January 1, 2026	268	(148)	(460)	(340)
Net change in fair value (unrealized)
- Gain/(loss) included in profit or loss	1	(90)	150	61
- Gain included in OCI	—	4	—	4
Net purchases	148	—	—	148
At June 30, 2026	417	(234)	(310)	(127)
Put options issued to non-controlling interest are classified within "Trade payables and other liabilities" in the statement of financial position.
Transfer out of Level 3
The Group holds an investment in listed equity shares which has a fair value of $25 million as at June 30, 2026 (June 30, 2025: $22 million). The fair of value of this investment was previously categorized as Level 3 due to contractual restrictions on sale which were lifted in 2025, and with the shares now being valued at the published price quotation in an active market, they are categorized as Level 1.